Severance, acquisition and other costs (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of severance, acquisition and other costs

FOR THE YEAR ENDED DECEMBER 31	2017	2016
Severance	(79)	(87)
Acquisition and other	(111)	(48)
Total severance, acquisition and other costs	(190)	(135)